Financial Instruments Derivatives Balance Sheet Location (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Asset	$ 8	$ 5
Derivative Liability, Fair Value, Gross Liability	24	5
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		1
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		1
Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Asset	8	1
Derivative Liability, Fair Value, Gross Liability	24	2
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other non-current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability		1
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Asset	0	2
Derivative Liability, Fair Value, Gross Liability	0	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Asset	0	2
Derivative Liability, Fair Value, Gross Liability	$ 0	$ 1